RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Brookfield
Disclosure of transactions between related parties [line items]
Indemnity commitment	$ 1
Services received from related party transactions	$ 1	$ 1
Interex Forest Products Ltd.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate	25.00%
Revenue from sale from related party transactions	$ 92	78
Amounts receivable from related party transactions	2	3
Investments accounted for using equity method, less than	$ 1	$ 1